Trade Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Trade Accounts Receivables

	12.31.2017	12.31.2016
Non-current
Receivables with U.E.P.F.P. - Ferrosur Roca S.A. (Note 38)	—	78,346,682
Accounts receivable	—	84,063

Total	—	78,430,745

	12.31.2017	12.31.2016
Current
Accounts receivable	1,124,643,588	600,079,718
Related parties (Note 19)	19,706,384	31,011,450
Receivable with U.E.P.F.P. - Ferrosur Roca S.A. (Note 38)	117,407,006	—
Accounts receivable in litigation	19,023,292	15,084,404
Notes receivables	39,290	4,636,897
Foreign customers	1,614,237	1,210,027

Subtotal	1,282,433,797	652,022,496
Allowance for doubtful accounts	(19,023,292)	(22,858,928)

Total	1,263,410,505	629,163,568

Summary of Maturities of Accounts Receivable

The maturities of accounts receivable are as follows:

	12.31.2017	12.31.2016
To become due	1,054,635,837	615,446,254

Past due
0 to 30 days	164,083,454	61,409,894
31 to 60 days	20,355,633	17,361,956
61 to 90 days	5,919,318	10,014,138
More than 91 days	37,439,555	26,220,999

Total	1,282,433,797	730,453,241

Summary of Financial Assets That Are Either Past Due or Impaired

Age of receivables that are past due but not impaired

	12.31.2017	12.31.2016
Past due
0 to 30 days	164,083,454	61,409,894
31 to 60 days	20,355,633	17,361,956
61 to 90 days	5,919,318	10,014,138
More than 91 days	18,416,263	3,362,071

Total	208,774,668	92,148,059

Average age (days)	27	32

Age of impaired trade receivables

	12.31.2017	12.31.2016
Past due
More than 91 days	19,023,292	22,858,928

Total	19,023,292	22,858,928

Summary of Changes in Allowance for Doubtful Accounts

Changes in the allowance for doubtful accounts were the following:

Balances as of January 1, 2016	12,810,070
Increases (*)	6,446,075
Business combination (Note 16)	3,905,333
Uses	(302,550)

Balances as of December 31, 2016	22,858,928

Effect of foreign currency exchange difference	660,147
Increases	1,296,255
Uses	(5,792,038)

Balances as of December 31, 2017	19,023,292

(*)	The increase mainly corresponds to the insolvency procedures of a client in 2016.